Document and Entity Information	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	PASSAGE BIO, INC.
Entity Central Index Key	0001787297
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false